Schedule of investment in an equity security (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Investment in an equity security		$ 100,000
Seamless Group Inc [Member]
Schedule of Equity Method Investments [Line Items]
Investment in an equity security		100,000	$ 100,000	[1]
K Hub [Member] | Seamless Group Inc [Member]
Schedule of Equity Method Investments [Line Items]
Investment in an equity security		$ 100,000	$ 100,000
K Hub [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	0.54%
K Hub [Member] | Seamless Group Inc [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		0.54%	0.54%

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.